Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information
21.	Segment Information

Canon operates its business in three segments: the Office Business Unit, the Imaging System Business Unit, and the Industry and Others Business Unit, which are based on the organizational structure and information reviewed by Canon’s management to evaluate results and allocate resources.

The primary products included in each segment are as follows:

Office Business Unit:	Office multifunction devices (MFDs) / Laser multifunction printers (MFPs) / Laser printers / Digital production printing systems / High speed continuous feed printers / Wide-format printers / Document solutions

Imaging System Business Unit:	Interchangeable lens digital cameras / Digital compact cameras / Digital camcorders / Digital cinema cameras / Interchangeable lenses / Inkjet printers / Large-format inkjet printers / Commercial photo printers / Image scanners / Multimedia projectors / Broadcast equipment / Calculators

Industry and Others Business Unit:	Semiconductor lithography equipment / FPD (Flat panel display) lithography equipment / Digital radiography systems / Ophthalmic equipment / Vacuum thin-film deposition equipment / Organic LED (OLED) panel manufacturing equipment / Die bonders / Micromotors /Network cameras / Handy terminals / Document scanners

The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1. Canon evaluates performance of, and allocates resources to, each segment based on operating profit.

Information about operating results and assets for each segment as of and for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Office	Imaging System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2014:
Net sales:
External customers	¥2,075,788	¥1,342,501	¥308,963	¥—	¥3,727,252
Intersegment	2,944	693	89,802	(93,439)	—

Total	2,078,732	1,343,194	398,765	(93,439)	3,727,252
Operating cost and expenses	1,786,675	1,148,593	420,566	7,929	3,363,763

Operating profit	¥292,057	¥194,601	¥(21,801)	¥(101,368)	¥363,489

Total assets	¥1,025,499	¥517,524	¥342,695	¥2,574,900	¥4,460,618
Depreciation and amortization	87,058	53,912	37,544	84,966	263,480
Capital expenditures	69,704	31,124	15,976	107,956	224,760

2013:
Net sales:
External customers	¥1,993,898	¥1,448,186	¥289,296	¥—	¥3,731,380
Intersegment	6,175	752	85,574	(92,501)	—

Total	2,000,073	1,448,938	374,870	(92,501)	3,731,380
Operating cost and expenses	1,733,165	1,245,144	400,201	15,593	3,394,103

Operating profit	¥266,908	¥203,794	¥(25,331)	¥(108,094)	¥337,277

Total assets	¥954,803	¥584,856	¥328,202	¥2,374,849	¥4,242,710
Depreciation and amortization	88,344	56,564	37,072	93,193	275,173
Capital expenditures	54,644	44,112	27,040	101,682	227,478

2012:
Net sales:
External customers	¥1,751,960	¥1,404,394	¥323,434	¥—	¥3,479,788
Intersegment	5,615	1,577	84,406	(91,598)	—

Total	1,757,575	1,405,971	407,840	(91,598)	3,479,788
Operating cost and expenses	1,553,997	1,195,653	401,930	4,352	3,155,932

Operating profit	¥203,578	¥210,318	¥5,910	¥(95,950)	¥323,856

Total assets	¥927,543	¥614,328	¥337,899	¥2,075,733	¥3,955,503
Depreciation and amortization	77,660	53,664	34,264	92,545	258,133
Capital expenditures	58,402	58,142	44,086	146,031	306,661

Intersegment sales are recorded at the same prices used in transactions with third parties. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate research and development expenses. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and cash equivalents, investments, deferred tax assets, goodwill and corporate properties. Capital expenditures represent the additions to property, plant and equipment and intangible assets measured on an accrual basis.

In 2013, based on the realignment of Canon’s internal reporting structure, certain financial assets were transferred from Corporate to the Office Business Unit. Accordingly, corresponding amounts of total assets as of December 31, 2012 were reclassified.

Information about product sales to external customers by business unit for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Years ended December 31
	2014	2013	2012
	(Millions of yen)
Office
Monochrome copiers	¥322,398	¥312,973	¥274,021
Color copiers	401,447	381,848	324,851
Printers	862,000	841,436	766,382
Others	489,943	457,641	386,706

Total	2,075,788	1,993,898	1,751,960
Imaging System
Cameras	861,196	973,517	990,549
Inkjet printers	366,946	363,070	312,429
Others	114,359	111,599	101,416

Total	1,342,501	1,448,186	1,404,394
Industry and Others
Lithography equipment	90,395	62,116	62,892
Others	218,568	227,180	260,542

Total	308,963	289,296	323,434

Consolidated	¥3,727,252	¥3,731,380	¥3,479,788

Information by major geographic area as of and for the years ended December 31, 2014, 2013 and 2012 is as follows:

	2014	2013	2012
	(Millions of yen)
Net sales:
Japan	¥724,317	¥715,863	¥720,286
Americas	1,036,500	1,059,501	939,873
Europe	1,090,484	1,124,929	1,014,038
Asia and Oceania	875,951	831,087	805,591

Total	¥3,727,252	¥3,731,380	¥3,479,788

Long-lived assets:
Japan	¥950,719	¥984,231	¥1,032,598
Americas	157,748	131,660	112,163
Europe	127,700	111,609	91,904
Asia and Oceania	210,650	196,305	159,435

Total	¥1,446,817	¥1,423,805	¥1,396,100

Net sales are attributed to areas based on the location where the product is shipped to the customers. Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales. Net sales in the United States were ¥938,411 million, ¥960,213 million and ¥763,870 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Long-lived assets represent property, plant and equipment and intangible assets for each geographic area.

The following information is based on the location of the Company and its subsidiaries as of and for the years ended December 31, 2014, 2013 and 2012. In addition to the disclosure requirements under U.S. GAAP, Canon discloses this information in order to provide financial statements users with useful information.

	Japan	Americas	Europe	Asia and Oceania	Corporate and eliminations	Consolidated
	(Millions of yen)
2014:
Net sales:
External customers	¥836,801	¥1,033,797	¥1,088,293	¥768,361	¥—	¥3,727,252
Intersegment	1,752,378	8,738	59,493	821,600	(2,642,209)	—

Total	2,589,179	1,042,535	1,147,786	1,589,961	(2,642,209)	3,727,252
Operating cost and expenses	2,245,930	1,018,661	1,135,515	1,522,244	(2,558,587)	3,363,763

Operating profit	¥343,249	¥23,874	¥12,271	¥67,717	¥(83,622)	¥363,489

Total assets	¥1,134,484	¥531,122	¥484,858	¥674,672	¥1,635,482	¥4,460,618

2013:
Net sales:
External customers	¥797,501	¥1,056,096	¥1,124,603	¥753,180	¥—	¥3,731,380
Intersegment	1,855,181	11,774	53,281	881,765	(2,802,001)	—

Total	2,652,682	1,067,870	1,177,884	1,634,945	(2,802,001)	3,731,380
Operating cost and expenses	2,326,351	1,043,487	1,171,357	1,574,125	(2,721,217)	3,394,103

Operating profit	¥326,331	¥24,383	¥6,527	¥60,820	¥(80,784)	¥337,277

Total assets	¥1,152,398	¥447,039	¥496,549	¥631,827	¥1,514,897	¥4,242,710

2012:
Net sales:
External customers	¥834,406	¥932,987	¥1,010,922	¥701,473	¥—	¥3,479,788
Intersegment	1,829,834	23,767	5,650	781,836	(2,641,087)	—

Total	2,664,240	956,754	1,016,572	1,483,309	(2,641,087)	3,479,788
Operating cost and expenses	2,336,536	937,111	972,585	1,437,527	(2,527,827)	3,155,932

Operating profit	¥327,704	¥19,643	¥43,987	¥45,782	¥(113,260)	¥323,856

Total assets	¥1,206,702	¥339,918	¥457,592	¥548,583	¥1,402,708	¥3,955,503